Other Post-Employment Benefits - Summary of Continuities of the Defined Benefit Plan Assets and Obligations (Detail) - CAD ($) $ in Millions	9 Months Ended	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2025
Other Post Employment Benefits [Member]
Statement [Line Items]
Fair value of plan assets at beginning of year		$ 0.0
Employer contributions	$ 8.5	10.6
Fair value of plan assets at end of the year,	0.0	0.0
Defined benefit obligation at the beginning of the year	229.5	206.2
Current service cost	2.4	3.3
Interest cost	8.0	8.8
Past service cost	0.0	(6.0)
Actuarial (gains) losses arising from financial assumptions	3.9	(5.3)
Actuarial gains arising from demographic assumptions	(33.2)	(5.5)
Actuarial losses from experience adjustments	4.1	2.1
Benefits paid	(8.5)	(10.6)
Defined benefit obligation at end of the year,	206.2	193.0
Postemployment benefit plan assets [Member]
Statement [Line Items]
Fair value of plan assets at beginning of year	0.0	0.0
Employer contributions	8.5	10.6
Benefits paid	(8.5)	(10.6)
Fair value of plan assets at end of the year,	$ 0.0	$ 0.0